EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2025	2024
Net income	36,447	55,059

Weighted average number of ordinary shares	54,087,768	53,791,329
Share options	7,850	228,642
Weighted average number of ordinary shares, adjusted for dilution	54,095,618	54,019,971

Earnings per share:
Basic	0.67	1.02
Diluted	0.67	1.02